Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2016 and December 31, 2015, for each fair value hierarchy level:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
September 30, 2016 (unaudited)	(In thousands)
Assets:
Commodity derivatives	$—	$8,853	$—	$8,853
Liabilities:
Commodity derivatives	—	(498)	—	$(498)
Warrant liability			(5,738)	$(5,738)

Total	$—	$8,355	$(5,738)	$2,617

December 31, 2015	(In thousands)
Assets:
Commodity derivatives	$—	$36,083	$—	$36,083
Liabilities:
Commodity derivatives	—	—	—	$—

Total	$—	$36,083	$—	$36,083

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2015 and 2014, for each fair value hierarchy level:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2015	(In thousands)
Assets:
Commodity derivatives	$—	$36,083	$—	$36,083
Liabilities:
Commodity derivatives	—	—	—	$—

Total	$—	$36,083	$—	$36,083

December 31, 2014	(In thousands)
Assets:
Commodity derivatives	$—	$43,759	$—	$43,759
Liabilities:
Commodity derivatives	—	—	—	$—

Total	$—	$43,759	$—	$43,759